Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$14,054	$28,975	$32,047	$50,161
Consumables	36,182	33,757	71,724	66,329
Service	33,252	39,463	66,525	75,785
Total Americas	83,488	102,195	170,296	192,275

EMEA
Systems	9,800	12,054	19,523	23,456
Consumables	19,945	17,910	41,115	36,821
Service	7,308	6,920	14,888	14,487
Total EMEA	37,053	36,884	75,526	74,764

Asia Pacific
Systems	5,125	7,284	10,294	15,148
Consumables	8,488	9,132	18,087	18,168
Service	3,887	4,256	7,888	8,773
Total Asia Pacific	17,500	20,672	36,269	42,089

Total Revenues	$138,041	$159,751	$282,091	$309,128

Schedule of changes in deferred revenue

	Three Months Ended June 30,		six months ended June 30, 2024
	2024	2023	2024	2023
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$93,594	$109,112	$192,790	$210,083
Services	12,847	14,156	26,619	27,847
Total revenues recognized in point in time	106,441	123,268	219,409	237,930

Revenues recognized over time from:
Services	31,600	36,483	62,682	71,198
Total revenues recognized over time	31,600	36,483	62,682	71,198

Total Revenues	$138,041	$159,751	$282,091	$309,128